Income Taxes - Schedule of Income Tax Provisions (Benefits) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal									$ 0	$ (1)	$ (60)
State and local									39	23	16
Foreign									61	52	39
Current Income Tax Expense (Benefit)									100	74	(5)
Deferred:
Federal									17	22	(242)
State and local									(18)	(3)	50
Foreign									(17)	(6)	(27)
Deferred Income Tax Expense (Benefit)									(18)	13	(219)
Income tax expense (benefit)	$ 28	$ (23)	$ 40	$ 37	$ (15)	$ 29	$ 11	$ 62	$ 82	$ 87	$ (224)